Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Earliest Tax Year	Sep. 30, 2014 Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 7.6	$ 6.7
Items generating unrecognized tax benefits	6.5	5.8
Interest and related penalties	$ 1.1	$ 0.9
Tax year subject to examination by major tax jurisdictions			2008	2013